UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 12/31/2000 Check here if Amendment [ ]; Amendment Number:
                                 This Amendment (check only one.):
                                             [ ]   is a restatement.
                                             [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022-4405
         -----------------------------------------------

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
      --------------------
Title: Executive Vice President
       -------------------------
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
------------------------
New York, New York
January 25, 2001

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:          0
                                            -

Form 13F Information Table Entry Total:     38
                                            --


Form 13F Information Table Value Total:     $ 121,833 (thousands)
                                              -------

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      NONE


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
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    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)   (B)      (C)      (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                    COMMON             2824100          155       3,200            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES           COMMON             8460101        2,054      37,516            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                    COMMON            23608102        2,732      59,000            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                   COMMON            38020103        1,129      12,000            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP-CEL               COMMON            38020202          216       6,000            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA                 COMMON            53015103        2,903      45,850            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MEYERS                 COMMON           110122108        6,096      82,450            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON                        COMMON           166751107        3,107      36,800            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CON EDISON                     COMMON           209115104        2,957      76,800            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER                  COMMON           247025109        1,107      63,500            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC                   COMMON           291011104        6,581      83,500            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL                    COMMON           302316102          119       1,500            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN              COMMON           313400301        3,506      50,900            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GAP                            COMMON           364760108        3,788     148,550            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC                   COMMON           369604103        5,089     106,150            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GEN PUBLIC UTILITIES           COMMON           36225X100        3,070      83,400            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD                COMMON           428236103        3,522     111,600            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                     COMMON           437076102        1,494      32,700            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
INTEL                          COMMON           458140100        3,427     114,000            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON              COMMON           478160104        6,109      58,150            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
LOWES                          COMMON           548661107        1,433      32,200            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC                       COMMON           55262C100        5,815      78,450            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S                     COMMON           580135101        4,903     144,200            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                     COMMON           585055106        6,674     110,550            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MERCK                          COMMON           589331107        6,404      68,400            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                      COMMON           594918104        2,884      66,500            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN STATES PWR            COMMON           665772109        3,226     111,000            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE                         COMMON           68389X105        5,167     177,800            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS                  COMMON           718154107          387       8,800            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY                COMMON           743263105        3,566      72,500            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                    COMMON           842587107        2,238      67,300            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS               COMMON           866810404        3,785     135,800            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
TEXACO                         COMMON           881694103        3,454      55,600            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)   (B)      (C)      (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS              COMMON           882508104           38         800            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
TXU CORP                       COMMON           873168108        3,292      74,300            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WAL MART                       COMMON           931142103        4,994      94,000            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL                      COMMON           963320106        4,287      89,900            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM                       COMMON          981157D106          122       8,700            X     0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------